Employee Benefits - Maturity of Expected Benefit Payments (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 3,472,080
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	305,269
1 year - 5 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	1,000,746
5 years - 10 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	743,159
10 years - 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	1,018,133
After 20 years [member]
Disclosure of defined benefit plans [line items]
Benefits to be paid	₩ 404,773